Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

Lerner Note

On January 24, 2015, the Company amended the promissory note in the amount of $300,000 to a related party, Clifford Lerner, the Company’s president, chief executive officer and the chairman of the Company’s Board of Directors to extend the maturity date. The promissory note is currently due and payable on October 24, 2015 and bears interest at the rate of nine percent (9%) per annum.

Office Lease

On February 4, 2015, the Company entered into a lease for office space located at 320 West 37th Street, 13th Floor, New York, NY 10018 and paid a security deposit in the amount of $200,659. The term of the lease runs for seven years following the commencement date, which the Company expects to occur upon occupation of the lease in March 2015. The Company also expects to transition its principal executive office to this location in March 2015. The Company’s office rent expense under the lease will be approximately $25,000 per month for the first year of the term of the lease, which will escalate on an annual basis each year thereafter.

Financing

On February 13, 2015, the Company closed a private placement of debt and equity securities for aggregate gross proceeds of $3,000,000. The Company issued Sigma Opportunity Fund II, LLC (“Sigma II”) (i) 350,000 shares of the Company’s common stock, (ii) a 12% Senior Secured Convertible Note (the “Note”) in the aggregate principal amount of $3,000,000 and (iii) a warrant to purchase up to 10,500,000 shares of the Company’s common stock. The warrant has an exercise price of $0.35 per share, subject to certain adjustments, and expires on the earlier of February 13, 2020 and a change in control.

Simultaneously with the closing of the private placement, the Company entered into an advisory services agreement with Sigma Capital Advisors, LLC (“Sigma”) pursuant to which Sigma agreed to provide the Company with certain advisory and consulting services. As consideration for these services, the Company issued Sigma 150,000 shares of the Company’s common stock and a warrant to purchase up to 4,500,000 shares of the Company’s common stock. The warrant has an exercise price of $0.35 per share, subject to certain adjustments, and expires on the earlier of February 13, 2020 and a change in control. As long as the Note remains outstanding, the Company agreed to pay Sigma a monthly advisory fee of $10,000, up to an aggregate limit of $240,000, subject to certain exceptions.

The Note bears interest at a rate of 12% per annum and matures on the earlier of February 13, 2017 or a change in control. During any time while the Note is outstanding, the outstanding principal balance of the Note, together with all accrued and unpaid interest, is convertible into shares of the Company’s common stock at the option of Sigma at a conversion price of $0.20 per share, subject to certain adjustments. The Company’s obligations under the Note are secured by a first priority lien on all of our assets and property. The Note is secured by up to 65% of the outstanding capital stock and other equity interests of Snap Mobile Limited, the Company’s wholly owned subsidiary. Snap Mobile Limited is also a guarantor of the Note. An event of default under the Note includes, among other things, (i) the Company’s failure to pay any amounts due and payable when and as required, (ii) failure of a representation or warranty made by the Company to be correct and accurate when made, (iii) the institution of bankruptcy or similar proceedings against the Company and (iv) the Company’s inability to pay debts as they become due.

The Company intends to use the proceeds from the private placement for general corporate purposes, which may include, among other things, capital expenditures, working capital and repayment or refinancing of existing indebtedness.

Acquisition Agreement

As of December 31, 2014, the Company had earned $170,835 under the Acquisition Agreement with Zoosk and recorded the remaining amount of $329,165 as advance repayment under accrued expenses and other current liabilities on its Consolidated Balance Sheet. On February 17, 2015, the Company repaid $164,582 of the advance repayment.  The remaining amount is payable over a two month period.